UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.	Name and address of issuer:

                       Pacific Life Funds
                    700 Newport Center Drive
                Newport Beach, California 92660-6397


2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.	Investment Company Act File Number:			811-10385

	Securities Act File Number:				333-61366


4(a).	Last day of fiscal year for which this Form is filed:
	March 31, 2007


4(b).	__ Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid
on the registration fee due.


4(c).	__ Check box if this is the last time the issuer will
be filing this Form.




5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
								$933,564,895

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$321,175,349

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
		payable to the Commission:		$0

	(iv)	Total available redemption credits (add Items
		5(ii) and 5(iii):
								$612,389,546

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:$612,389,546

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	0

	(vii) Multiplier for determining registration fee (See
		Instruction C.9):	x      		 0.0000307

	(viii)Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):
	=							$18,800.36


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:


If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
instruction D):
								+$0
8.	Total of the amount of the registration fee due plus any
interest due
	[line 5(viii) plus line 7]:
	=							$18,800.36


9.	Date the registration fee and any interest payment was sent
to the
	Commission's lockbox depository:		June 15, 2007

	Method of Delivery:		_X_Wire Transfer	__ Mail or
									other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*
				/s/ Brian R. Curran
     				 Assistant Treasurer


Date	June 15, 2007


*Please print the name and title of the signing officer below the signature.